Equity Investments - Equity Investments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Equity Investments
Equity securities, Current	€ 0	€ 0
Equity securities, non-current	1,248	827
Equity securities	1,248	827
Investments in associates, current	0	0
Investments in associates, non-current	26	32
Investments in associates	26	32
Equity investments, current	0	0
Equity investments, non-current	1,274	859
Equity investments	1,274	859
Other financial assets, current	448	990
Other financial assets, non-current	1,536	1,155
Other financial assets	€ 1,984	€ 2,145
% of other financial assets, current	0.00%	0.00%
% of other financial assets, non-current	83.00%	74.00%
% of other financial assets	64.00%	40.00%